Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,513,069.67

Principal:
Principal Collections	$29,417,002.04
Prepayments in Full	$14,122,489.49
Liquidation Proceeds	$322,815.37
Recoveries	$1,470.00
Sub Total	$43,863,776.90
Collections	$46,376,846.57

Purchase Amounts:
Purchase Amounts Related to Principal	$182,608.66
Purchase Amounts Related to Interest	$284.94
Sub Total	$182,893.60

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,559,740.17

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	5
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,559,740.17
Servicing Fee	$1,059,405.18	$1,059,405.18	$0.00	$0.00	$45,500,334.99
Interest - Class A-1 Notes	$6,393.95	$6,393.95	$0.00	$0.00	$45,493,941.04
Interest - Class A-2 Notes	$101,306.25	$101,306.25	$0.00	$0.00	$45,392,634.79
Interest - Class A-3 Notes	$144,791.50	$144,791.50	$0.00	$0.00	$45,247,843.29
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$45,190,472.54
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,190,472.54
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$45,164,488.12
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,164,488.12
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$45,141,677.45
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,141,677.45
Regular Principal Payment	$58,123,590.23	$45,141,677.45	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$46,559,740.17

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$45,141,677.45
Total					$45,141,677.45
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$42,575,896.31	$207.72	$6,393.95	$0.03	$42,582,290.26	$207.75
Class A-2 Notes	$2,565,781.14	$5.28	$101,306.25	$0.21	$2,667,087.39	$5.49
Class A-3 Notes	$0.00	$0.00	$144,791.50	$0.34	$144,791.50	$0.34
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$45,141,677.45	$34.31	$358,657.54	$0.27	$45,500,334.99	$34.58

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$42,575,896.31	0.2077177	$0.00	0.0000000
Class A-2 Notes	$486,270,000.00	1.0000000	$483,704,218.86	0.9947235
Class A-3 Notes	$423,780,000.00	1.0000000	$423,780,000.00	1.0000000
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,153,405,896.31	0.8765815	$1,108,264,218.86	0.8422741

Pool Information
Weighted Average APR	2.223%	2.206%
Weighted Average Remaining Term	57.41	56.65
Number of Receivables Outstanding	40,482	39,512
Pool Balance	$1,271,286,212.43	$1,226,983,590.69
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,171,167,745.61	$1,130,134,641.35
Pool Factor	0.8892736	0.8582836

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$96,848,949.34
Targeted Overcollateralization Amount	$131,701,284.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$118,719,371.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$257,706.18
(Recoveries)		1	$1,470.00
Net Loss for Current Collection Period			$256,236.18
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2419%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0121%
Second Prior Collection Period			0.0269%
Prior Collection Period			0.0446%
Current Collection Period			0.2462%
Four Month Average (Current and Prior Three Collection Periods)			0.0824%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		268	$349,183.95
(Cumulative Recoveries)			$1,470.00
Cumulative Net Loss for All Collection Periods			$347,713.95
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0243%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,302.93
Average Net Loss for Receivables that have experienced a Realized Loss			$1,297.44

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.34%	128	$4,227,877.34
61-90 Days Delinquent	0.04%	12	$473,482.87
91-120 Days Delinquent	0.01%	2	$99,780.18
Over 120 Days Delinquent	0.00%	1	$39,682.09
Total Delinquent Receivables	0.39%	143	$4,840,822.48

Repossession Inventory:
Repossessed in the Current Collection Period		8	$290,960.38
Total Repossessed Inventory		17	$582,519.25

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0680%
Prior Collection Period			0.0667%
Current Collection Period			0.0380%
Three Month Average			0.0576%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0500%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	5

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	129	$5,279,020.32
2 Months Extended	143	$6,162,861.14
3+ Months Extended	16	$607,000.91

Total Receivables Extended	288	$12,048,882.37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer